Stock-Based Compensation	3 Months Ended
Mar. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
Note 13. Stock-Based Compensation
The Company recorded stock-based compensation expense for stock options and RSUs as follows:

	Three Months Ended March 31,
(Amounts in thousands)	2025	2024
Research and development	$5,975	$180
Selling, general and administrative	5,065	157

Total	$11,040	$337

Equity Award Plans
In January 2025, the Company’s board of directors approved, and the Company adopted the 2025 Incentive Award Plan (the “2025 Incentive Plan”), replacing the historical 2011 Amended Stock Plan. The 2025 Incentive Plan became effective on January 13, 2025. The 2025 Incentive Plan provides for the grant of stock options (both incentive stock options and non-qualified
stock options), stock appreciation rights, restricted stock, RSUs and other stock or cash based awards to employees and consultants of the Company and its subsidiaries and members of the board of directors of the Company.
Under the 2025 Incentive Plan, stock options, including incentive stock options (“ISOs”), may be granted to employees at exercise prices not lower than the fair value of the stock as of the date of grant. For ISOs granted to a person whom, at the time of the grant, owns stock representing more than 10% of the total combined voting power of all classes of our stock, the per share exercise price must be no less than 110% of the fair value on the date of the grant as determined by the Board.
The Company recognizes compensation expense for service-based options on a straight-line basis over the requisite service period of all employees or non-employees,
which is the award’s vesting term, generally over four years. The Company accounts for forfeitures when they occur.

Under the 2025 Incentive Plan, RSUs are unfunded, unsecured rights to receive, on the applicable settlement date, shares of common stock or an amount in cash, or a combination thereof, as determined by the Administrator, subject to vesting conditions, which may include continued employment or service, or the achievement of performance criteria established by the Administrator.
As of March 31, 2025, no equity awards have been granted under the 2025 Incentive Plan and 25,397,242 shares of common stock were reserved for issuance under the plan.
Following the effectiveness of the 2025 Incentive Plan, the Company ceased making grants under the 2011 Equity Incentive Plan (the “2011Amended Plan”) and all remaining unissued shares were retired. However, the 2011 Amended Plan continues to govern the terms and conditions of the outstanding awards granted under it. Shares of common stock subject to the awards granted under the 2011 Plan that cease to be subject to such awards by forfeiture or otherwise after the termination of the 2011 Amended Plan will be retired and no longer be available for issuance.
Under the 2011 Amended Plan, we issued RSUs, which vested upon the satisfaction of both the service-based condition and a liquidity event condition. The liquidity event condition for the RSUs was satisfied upon the occurrence of a qualifying event, defined specifically in the equity documents, and generally refer to the earlier of a specified period of time subsequent to an initial public offering or an acquisition, in all cases prior to the expiration date of the award (see Note 3). Additionally, for all terminated RSU grants, all RSUs which have satisfied a portion or all of the service-based condition of the termination date remain with the stockholder and do not return to the pool of shares available for issuance until the earlier of the satisfaction of the liquidity event (at which time those RSUs vest) or the expiration date of the award. The RSUs expired as defined by the individual RSU grant, generally the earlier of (i) the first anniversary or second anniversary of terminated service, for 2023 and prior grants, respectively, for any reason and (ii) expire date defined as the fifth anniversary of the date of grant. The fair value of RSUs was determined based on the estimated fair value of shares of common stock at the date of grant, as determined by the Board of Directors.
Stock Options
A summary of stock option activity under the 2011 Amended Plan is as follows:

	Number of Options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value (in thousands)
Outstanding as of December 31, 2024	28,360,635	$1.27	9.2	$22,741
Forfeited	(318,400)	1.18

Outstanding as of March 31, 2025	28,042,235	$1.27	8.9	30,225

Vested and expected to vest as of March 31, 2025	28,042,235	$1.27	8.9	30,225

Exercisable as of March 31, 2025	8,472,388	$1.87	8.1	10,342

As of March 31, 2025, there was approximately $19.0 million of total unrecognized compensation cost related to unvested stock options, which is expected to be recognized over a weighted average period of 2.3 years.

The Company uses the Black-Scholes option-pricing model to determine the grant-date fair value of stock options. The determination of the fair value of stock options on the grant date is affected by the estimated underlying common stock price, as well as assumptions regarding a number of complex and subjective variables. These variables include expected stock price volatility over the term of the awards, actual and projected employee stock option exercise behaviors, risk-free interest rates, and expected dividends. There were no stock options granted during the three months ended March 31, 2025.
RSUs
A summary of the Company’s RSU activity issued under the 2011 Amended Plan is as follows:

	RSUs Awarded	Weighted average grant date fair value
Nonvested as of December 31, 2024	3,630,447	$1.53
Vested	(2,464,171)	1.76
Forfeited	(15,552)	0.73

Nonvested as of March 31, 2025	1,150,724	$1.04

Immediately prior to the consummation of the Merger, the RSUs had both a service-based condition and a liquidity event condition. The liquidity event condition was only satisfied on the consummation of a liquidity event, such as an IPO, which was not determinable or probable as of December 31, 2024. Effective with the consummation of the Merger, we recognized $3.9 million in stock-based compensation expense associated with the vesting of the outstanding RSUs (see Note 3).
As of March 31, 2025, the 2,464,171 common stock shares that are subject to the release of the vested RSU have not been issued holders but have been included in the weighted average shares outstanding calculation for purposes of earning per share (see Note 17).
As of March 31, 2025, there was approximately $1.0 million of total unrecognized compensation cost related to unvested RSUs, which is expected to be recognized over a weighted average period of 0.8 years.
Employee Stock Purchase Plans
In January 2025, the Company’s board of directors adopted the 2025 Employee Stock Purchase Plan (the “2025 ESPP”) that became effective upon the date of the de-SPAC
in order to enable eligible employees to purchase shares of common stock with accumulated payroll deductions. The 2025 ESPP is intended to qualify under Section 423 of the Internal Revenue Code, as amended. Under the 2025 ESPP, eligible employees are offered the option to purchase share of common stock at a discount over a series of offering periods. Each offering period may consist of one or more purchase periods. The purchase price for shares of common stock purchased under the 2025 ESPP will be 85% of the lesser of the fair market value of shares of common stock on (i) the first trading day of the applicable offering period or (ii) the last trading day of each purchase period in the applicable offering period.
As of March 31, 2025, 3,047,669 shares of common stock were reserved for issuance pursuant to the 2025 ESPP. As of March 31, 2025, no offers have been made to purchase shares of the Company’s common stock.